Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Dec. 27, 2018
Document Effective Date	Dec. 28, 2018
Prospectus Date	Dec. 28, 2018
MFS® Global Real Estate Fund | A
Prospectus:
Trading Symbol	MGLAX
MFS® Global Real Estate Fund | B
Prospectus:
Trading Symbol	MGLDX
MFS® Global Real Estate Fund | C
Prospectus:
Trading Symbol	MGLCX
MFS® Global Real Estate Fund | I
Prospectus:
Trading Symbol	MGLIX
MFS® Global Real Estate Fund | R1
Prospectus:
Trading Symbol	MGLJX
MFS® Global Real Estate Fund | R2
Prospectus:
Trading Symbol	MGLKX
MFS® Global Real Estate Fund | R3
Prospectus:
Trading Symbol	MGLLX
MFS® Global Real Estate Fund | R4
Prospectus:
Trading Symbol	MGLMX
MFS® Global Real Estate Fund | R6
Prospectus:
Trading Symbol	MGLRX